Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Trade and Other Receivables

11 TRADE AND OTHER RECEIVABLES

	$ million
	Dec 31, 2017		Dec 31, 2016
	Current	Non-current	Current	Non-current
Trade receivables	30,721	—	25,766	—
Other receivables	9,036	5,525	7,556	5,231
Amounts due from joint ventures and associates	868	1,327	2,175	2,510
Derivative contracts (see Note 19)	5,304	919	5,957	405
Prepayments and deferred charges	3,940	1,623	4,210	1,407
Total	49,869	9,394	45,664	9,553

The fair value of financial assets included above approximates the carrying amount and, other than the fair value of certain derivative contracts, was determined from predominantly unobservable inputs.

Other receivables at December 31, 2017, include receivables from certain governments in their capacity as joint arrangement partners, of $2,265 million (2016: $2,644 million), after provisions for impairments, that are overdue in part or in full. Recoverability and timing thereof is subject to uncertainty, however, the ultimate risk of default on the carrying amount is considered to be low. Other receivables also include income tax receivable (see Note 16) and other taxes recoverable.

Provisions for impairments deducted from trade and other receivables amounted to $881 million at December 31, 2017 (2016: $822 million, as revised).

Overdue trade receivables	$ million
	Dec 31, 2017	Dec 31, 2016
Overdue 1–30 days	1,154	747
Overdue 31–180 days	480	649
Overdue more than 180 days	368	545
Total	2,002	1,941

Information about offsetting, collateral and credit risk is presented in Note 19.

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1